Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Costs Incurred for Oil and Gas Producing Activities (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Argentina [member]
Disclosure of information about consolidated structured entities [Line Items]
Acquisition of unproved properties	$ 276
Acquisition of proved properties	166	$ 154	$ 2,093
Exploration costs	7,283	3,302	2,922
Development costs	53,553	39,039	49,302
Total costs incurred	61,278	42,495	54,317
Other foreign [Member]
Disclosure of information about consolidated structured entities [Line Items]
Exploration costs	381	149	517
Development costs			25
Total costs incurred	381	149	542
Worldwide [member]
Disclosure of information about consolidated structured entities [Line Items]
Acquisition of unproved properties	276
Acquisition of proved properties	166	154	2,093
Exploration costs	7,664	3,451	3,439
Development costs	53,553	39,039	49,327
Total costs incurred	$ 61,659	$ 42,644	$ 54,859